Derivative Warrant Liabilities - Schedule of Warrant Transactions (Details) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2026
Public Warrants [Member]
Schedule of Warrant Transactions [Line Items]
Number of Warrants, Beginning	3,346
Weighted Average Exercise Price, Beginning	$ 42,963.28
Number of Warrants, Warrant exchange	(177)
Weighted Average Exercise Price, Warrant exchange	$ 42,963.28
Number of Warrants, Ending	3,169
Weighted Average Exercise Price, Ending	$ 42,963.28
Number of Warrants, Ending	3,169	3,169
Weighted Average Exercise Price, Ending	$ 42,963.28	$ 42,963.28
Private Warrants [Member]
Schedule of Warrant Transactions [Line Items]
Number of Warrants, Beginning	153
Weighted Average Exercise Price, Beginning	$ 42,963.28
Number of Warrants, Warrant exchange
Weighted Average Exercise Price, Warrant exchange	$ 42,963.28
Number of Warrants, Ending	153
Weighted Average Exercise Price, Ending	$ 42,963.28
Number of Warrants, Ending	153	153
Weighted Average Exercise Price, Ending	$ 42,963.28	$ 42,963.28